Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 1,038	$ 3,176
Restricted cash		41
Accounts receivable		237	900
Inventories		772	44
Crypto assets		6,905	6,709
Stablecoin assets		20	81
Deposits, prepayments and other current assets, net		1,882	1,341
Total current assets		10,895	12,251
Property and equipment, net		3,974	4,994
Operating lease right-of-use assets, net		585	830
Intangible assets, net
Long term Assets		3,080
Total assets		18,534	18,075
Current liabilities:
Accounts payable		438	45
Operating lease liabilities-current		82	241
Accrued and other liabilities		122	358
Advance from customers		870
Short-term borrowings		2,115
Other payable and accrued liabilities		55	42
Total current liabilities		3,682	686
Operating lease liabilities-non-current		486	569
Total non-current liabilities		486	569
Total Liabilities		4,168	1,255
Commitments and contingencies - Note 12
Shareholders’ equity:
Additional paid-in capital		52,137	48,680
Accumulated deficit		(37,231)	(31,345)
Accumulated other comprehensive loss		(542)	(517)
Total shareholders’ equity		14,366	16,820
Total Liabilities and shareholders’ equity		18,534	18,075
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value	[1]	$ 1	$ 1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.